Details of Significant Accounts - Earnings per share, schedule of earnings (losses) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$ 2,500	$ 1,394
Profit attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding (in shares)	101,849	101,849
Profit attributable to ordinary shareholders of the parent, loss per share (in USD per share)	$ 0.025	$ 0.014
Dilutive earnings per share
Profit attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, amount after tax	$ 2,500	$ 1,394
Profit attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding (in shares)	101,849	101,849
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, loss per share (in USD per share)	$ 0.025	$ 0.014